employee future benefits - Fair value measurements (Details) - Pension plans - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value measurements
Asset-backed securities	$ 3	$ 3
Cash, cash equivalents and other	393	269
Real estate	823	904
Fair value	9,489	9,266
Beginning of year	(914)	(918)
Interest effect on asset ceiling limit	(43)	(47)
Changes in the effect of limiting net defined benefit assets to the asset ceilings	(270)	51
End of year	(1,227)	(914)
Plan assets	$ 8,262	8,352
TELUS Corporation shares
Fair value measurements
Common Shares Issued	0
TELUS International (Cda) Inc. share options [Member]
Fair value measurements
Common Shares Issued	0
Quoted prices in active markets for identical items
Fair value measurements
Cash, cash equivalents and other	$ 8	12
Fair value	3,888	3,712
Other..
Fair value measurements
Asset-backed securities	3	3
Cash, cash equivalents and other	385	257
Real estate	823	904
Fair value	5,601	5,554
Canadian
Fair value measurements
Equity securities	804	832
Canadian | Quoted prices in active markets for identical items
Fair value measurements
Equity securities	717	634
Canadian | Other..
Fair value measurements
Equity securities	87	198
Foreign
Fair value measurements
Equity securities	2,751	2,671
Foreign | Quoted prices in active markets for identical items
Fair value measurements
Equity securities	658	582
Foreign | Other..
Fair value measurements
Equity securities	$ 2,093	$ 2,089
Equity
Fair value measurements
Percentage of plan assets at end of year	37.00%	38.00%
Debt securities
Fair value measurements
Percentage of plan assets at end of year	49.00%	49.00%
Government securities
Fair value measurements
Debt securities	$ 2,645	$ 2,649
Government securities | Quoted prices in active markets for identical items
Fair value measurements
Debt securities	2,505	2,484
Government securities | Other..
Fair value measurements
Debt securities	140	165
Corporate debt securities
Fair value measurements
Debt securities	1,159	1,060
Corporate debt securities | Other..
Fair value measurements
Debt securities	1,159	1,060
Commercial mortgages
Fair value measurements
Debt securities	911	878
Commercial mortgages | Other..
Fair value measurements
Debt securities	$ 911	$ 878
Investment properties
Fair value measurements
Percentage of plan assets at end of year	9.00%	10.00%
Other assets
Fair value measurements
Percentage of plan assets at end of year	5.00%	3.00%